Description of Business (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jan. 10, 2020	Sep. 30, 2019
Net loss	$ (1,573,418)	$ (1,256,568)	$ (3,357,945)	$ (3,116,540)	$ (5,607,763)	$ (16,897,516)
Accumulated deficit	$ (44,085,632)	$ (37,872,197)	(44,085,632)	$ (37,872,197)	$ (40,512,017)	$ (34,478,253)		$ (37,806,731)
Reduction in revenue			1,500,000
Minimum [Member]
Revenue			5,000,000
Maximum [Member]
Revenue			$ 7,000,000
Stock Purchase Agreement [Member]
Equity method investment, ownership percentage							100.00%